                                                       1933 Act File No. 2-75756
                                                      1940 Act File No. 811-3385

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933...........        X

      Pre-Effective Amendment No.    .............................

      Post-Effective Amendment No. 38 ............................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

      Amendment No. 33_...........................................        X

                              FEDERATED STOCK TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

____   immediately upon filing pursuant to paragraph (b)
_X__   on December 29, 2004 pursuant to paragraph (b)
____   60 days after filing pursuant to paragraph (a) (i)
____   on ___________________pursuant to paragraph (a) (i)
____   75 days after filing pursuant to paragraph (a)(ii)
____   on________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, NW
Washington, DC  20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated Stock Trust

PROSPECTUS

December 31, 2004

A large capitalization value mutual fund seeking to provide growth of income and capital by investing primarily in common stocks of high quality companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund’s Fees and Expenses?	4
What are the Fund’s Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	11
How to Purchase Shares	12
How to Redeem Shares	14
Account and Share Information	16
Who Manages the Fund?	19
Legal Proceedings	20
Financial Information	22

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

The Fund’s investment objective is to provide growth of income and capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND’S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, are characterized by sound management and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

  Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect the sectors emphasized by the Fund.
  Risks Relating to Investing for Value. The Fund generally uses a “value” style of investing so that the Fund’s share price may lag that of other funds using a different investment style.

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  Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting standards than would otherwise be the case.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart are based upon net asset value.

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The Fund’s total return for the nine-month period from January 1, 2004 to September 30, 2004 was 0.77%.

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Within the period shown in the bar chart, the Fund’s highest quarterly return was 16.77% (quarter ended June 30, 2003). Its lowest quarterly return was (19.39)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 500 Barra Value Index (S&P 500 BV), and the Standard & Poor’s 500 Index (S&P 500), broad-based market indexes, and the Lipper Large-Cap Value Funds Average (LLCVFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expense or other fees that the SEC requires to be reflected in the Fund’s performance. Index returns are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2003)

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	1 Year	5 Years	10 Years

Fund:

Return Before Taxes	27.92%	2.69%	11.40%

Return After Taxes on Distributions[1]	27.27%	1.59%	9.05%

Return After Taxes on Distributions and Sale of Fund Shares[1]	18.09%	1.77%	8.78%

S&P 500 BV2	31.79%	1.89%	9.81%

S&P 500[2]	28.68%	(0.57)%	11.07%

LLCVFA[2]	28.22%	2.36%	10.11%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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2 S&P 500 Barra Value Index is a market capitalization-weighted index of the stocks in the Standard & Poor’s 500 Index having the lowest price to book rations. The index consists of approximately half of the S&P 500 on a market capitalization basis. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

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What are the Fund’s Fees and Expenses?

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FEDERATED STOCK TRUST

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FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.68%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.11%

1 The percentages shown are based on expenses for the entire fiscal year ended October 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2004.

Total Waiver of Fund Expenses	0.12%
Total Actual Annual Fund Operating Expenses (after waiver)	0.99%

2 The maximum investment management fee is 0.750% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.13% for the fiscal year ended October 31, 2004.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$112

3 Years	$350

5 Years	$606

10 Years	$1,340

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What are the Fund’s Investment Strategies?

The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, are characterized by sound management and have the ability to finance expected growth. The Adviser attempts to identify good long-term values through disciplined investing and careful fundamental research. The Fund’s holdings ordinarily will be in large capitalization companies that are in the top 50% of their industries with regard to revenues.

The Adviser evaluates the future performance potential of companies, based on valuation models which attempt to identify companies trading at low valuation relative to their history, to the market and to their expected future growth. To assist in the timing of purchases and sales of portfolio securities, the Adviser also looks at recent stock price performance and the direction of current fiscal year earning estimates. In addition, the Adviser performs traditional fundamental analysis to select the most promising companies for the Fund’s portfolio.

Because the Fund refers to equity investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity investments.

Hedging

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund’s portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund’s ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

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ADRs and Domestically Traded Securities of Foreign Issuers

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ADRs, which are traded in United States markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, elininating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S.dollars in United States markets.

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DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund’s exposure to interest rate and stock market risks, and may also expose the fund to liquidity and leverage risks.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

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RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

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  Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s Shares price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS

  The Fund’s use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market risks.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund’s assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund’s current NAV and public offering price may be found in the mutual funds section of certain local newspapers under “Federated.”

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund’s Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2)  trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, or based on market quotations.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

SERVICE FEES

The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under the Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund’s transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

By Mail

You may redeem Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

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Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

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The Fund’s Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund’s Shares. The Fund monitors trading in Fund Shares in an effort to identify potential disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of twelve months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund, over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund’s management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund’s portfolio and its performance.

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The Fund’s objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund’s portfolio holdings is available in the “Products” section of the Federated Investors website at www.federatedinvestors.com. A complete listing of the Fund’s portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund’s top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector. To access this information from the “Products” section of the website, click on “Portfolio Holdings” and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the “Products” section, and from the Fund’s page click on the “Portfolio Holdings” or “Composition” link. A user is required to register on the website the first time the user accesses this information.

You may also access from the “Products” section of the website portfolio information as of the end of the Funds’ fiscal quarters. The Fund’s annual and semiannual reports, which contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on “Prospectuses and Regulatory Reports” and selecting the link to the appropriate PDF. Complete listings of the Fund’s portfolio holdings as of the end of the Fund’s first and third fiscal quarters may be accessed by selecting “Portfolio Holdings” from the “Products” section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC’s website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the “Board”) governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

THE FUND’S PORTFOLIO MANAGERS ARE:

Kevin R. McCloskey

Kevin R. McCloskey was named a Portfolio Manager of the Fund in October 1999. He is Vice President of the Fund. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund’s Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.

Steven J. Lehman

Steven J. Lehman has been the Fund’s Portfolio Manager since January 2003. Mr. Lehman joined the Fund’s Adviser in May 1997 as a Portfolio Manager and Vice President. He has been a Senior Portfolio Manager since 1998. From 1986 to May 1997, Mr. Lehman served as a Portfolio Manager, then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr. Lehman is a Chartered Financial Analyst; he received his M.A. from the University of Chicago.

John L. Nichol

John L. Nichol has been the Fund’s Portfolio Manager since January 2003. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund’s Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund’s average daily net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Advisory Fee as a Percentage of Average Daily Net Assets

First $500 million	0.750%

Second $500 million	0.675%

Third $500 million	0.600%

Fourth $500 million	0.525%

Over $2 billion	0.400%

Under the investment advisory contract, the Adviser will waive or reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund’s aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of its average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent’s subaccounting facilities.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds’ advisers and distributor (collectively, “Federated”), received detailed requests for information on shareholder trading activities in the Federated funds (“Funds”) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated’s internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds’ closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the “About Us” section of Federated’s website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated’s first public announcement concerning the foregoing matters, and notwithstanding Federated’s commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.

The Board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

The Financial Highlights will help you understand the Fund’s financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s audited financial statements, is included in the Annual Report.

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Financial Highlights

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(For a Share Outstanding Throughout Each Period)

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Year Ended October 31	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$31.74	$26.71	$30.77	$36.82	$37.83

Income From Investment Operations:

Net investment income	0.42	0.42	0.30	0.28	0.38

Net realized and unrealized gain (loss) on investments	2.82	5.03	(4.08)	(3.29)	1.53

TOTAL FROM INVESTMENT OPERATIONS	3.24	5.45	(3.78)	(3.01)	1.91

Less Distributions:

Distributions from net investment income	(0.41)	(0.42)	(0.28)	(0.32)	(0.37)

Distributions from net realized gain on investments	--	--	--	(2.72)	(2.55)

TOTAL DISTRIBUTIONS	(0.41)	(0.42)	(0.28)	(3.04)	(2.92)

Net Asset Value, End of Period	$34.57	$31.74	$26.71	$30.77	$36.82

Total Return[1]	10.24%[4]	20.59%	(12.39)%	(8.57)%	5.49%

Ratios to Average Net Assets:

Expenses	0.99%[2]	0.99%[2]	0.99%[2]	0.99%	0.94%

Net investment income	1.21%	1.48%	0.95%	0.84%	1.06%

Expense waiver/reimbursement[3]	0.12%	0.12%	0.08%	0.06%	0.10%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,354,772	$1,345,215	$1,208,926	$1,438,936	$1,456,221

Portfolio turnover	33%	37%	15%	18%	26%

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1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

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2 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 0.98%, 0.97% and 0.98% after taking into account these expense reductions for the years ended October 31, 2004, October 31, 2003 and the year ended October 31, 2002, respectively.

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3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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4 During the period, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on total return (Note 5).

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Further Information about the Fund’s performance is contained in the Fund’s Annual Report, dated October 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated December 31, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management’s Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI contains a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated’s website at www.federatedinvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Federated
World-Class Investment Manager

Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3385

Federated is a registered mark of Federated Investors, Inc.
2004 (c)Federated Investors, Inc.

Cusip 313900102

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8120102A (12/04)

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FEDERATED STOCK TRUST

Statement of Additional Information

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December 31, 2004

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the prospectus for Federated Stock Trust (Fund),  dated
December 31, 2004.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.

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Contents
How is the Fund Organized?                      1
--------------------------
Securities in Which the Fund Invests            1
------------------------------------
What Do Shares Cost?                            9
--------------------
How is the Fund Sold?                           9
---------------------
Exchanging Securities for Shares                10
--------------------------------
Subaccounting Services                          10
----------------------
Redemption in Kind                              11
------------------
Massachusetts Partnership Law                   11
-----------------------------
Account and Share Information                   11
-----------------------------
Tax Information                                 12
---------------
Who Manages and Provides Services to the Fund?  12
----------------------------------------------
How Does the Fund Measure Performance?          22
--------------------------------------
Who is Federated Investors, Inc.?               23
---------------------------------
Financial Information                           25
---------------------
Investment Ratings                              25
------------------
Addresses                                       27
---------
Appendix                                        27

1

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December
30, 1981. The Fund's investment adviser is Federated Equity Management
Company of Pennsylvania (Adviser).

Prior to January 1, 2004, Federated Investment Management Company was the
Adviser to the Fund. Both the current Adviser and the former Adviser are wholly owned subsidiaries of Federated Investors, Inc. (Federated).

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SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities  represent a share of an issuer's earnings and assets, after the issuer pays its  liabilities.  The Fund cannot  predict the income it will receive from equity  securities  because issuers  generally have discretion as to the payment of any dividends or distributions.  However,  equity securities offer greater  potential for appreciation than many other types of securities, because  their  value  increases  directly  with  the  value  of the  issuer's business.  The following describes the types of equity securities in which the
Fund invests:

Common Stocks
Common stocks are the most  prevalent type of equity  security.  Common stocks receive the  issuer's  earnings  after the issuer pays its  creditors  and any preferred stockholders.  As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred   stocks  have  the  right  to  receive   specified   dividends   or
distributions  before the issuer  makes  payments  on its common  stock.  Some preferred  stocks also  participate  in dividends  and  distributions  paid on common  stock.  Preferred  stocks  may also  permit  the  issuer to redeem the stock.  The  Fund  may  also  treat  such  redeemable  preferred  stock  as  a fixed-income security.

Real Estate Investment Trusts (REITs)
REITs are real  estate  investment  trusts  that  lease,  operate  and finance commercial real estate.  REITs are exempt from federal corporate income tax if they limit their  operations  and  distribute  most of their income.  Such tax requirements  limit a REIT's  ability to respond to changes in the  commercial real estate market.

Warrants
Warrants give the Fund the option to buy the issuer's  equity  securities at a specified  price  (the  exercise  price)  at  a  specified  future  date  (the expiration  date).  The Fund may buy the  designated  securities by paying the exercise price before the expiration  date.  Warrants may become  worthless if the  price  of the  stock  does  not  rise  above  the  exercise  price by the expiration  date.  This  increases the market risks of warrants as compared to the underlying  security.  Rights are the same as warrants,  except  companies typically issue rights to existing stockholders.

Fixed-Income Securities
Fixed-income  securities  pay  interest,   dividends  or  distributions  at  a
specified  rate.  The  rate  may be a fixed  percentage  of the  principal  or adjusted  periodically.  In addition,  the issuer of a  fixed-income  security must repay the principal  amount of the security,  normally within a specified
time.   Fixed-income  securities  provide  more  regular  income  than  equity securities.  However,  the returns on fixed-income  securities are limited and normally  do  not  increase  with  the  issuer's  earnings.  This  limits  the potential  appreciation  of  fixed-income  securities  as  compared  to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed-income securities in which the
Fund invests:

Treasury Securities
Treasury  securities are direct  obligations of the federal  government of the
United  States.  Treasury  securities  are  generally  regarded  as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available
to) the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and
Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities
Corporate debt securities are  fixed-income  securities  issued by businesses.
Notes, bonds,  debentures and commercial paper are the most prevalent types of corporate debt securities.  The Fund may also purchase interests in bank loans to companies.  The credit risks of corporate debt securities vary widely among issuers.

  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated)
securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Commercial paper
Commercial  paper is an issuer's  obligation with a maturity of less than nine months.  Companies  typically  issue  commercial  paper  to  pay  for  current expenditures.  Most issuers  constantly reissue their commercial paper and use the proceeds (or bank loans) to repay  maturing  paper.  If the issuer  cannot continue  to  obtain  liquidity  in this  fashion,  its  commercial  paper may default.  The short  maturity of commercial  paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand  instruments  are corporate debt  securities that the issuer must repay upon demand.  Other demand instruments require a third party, such as a dealer or bank, to repurchase  the security for its face value upon demand.  The Fund treats demand instruments as short-term  securities,  even though their stated
maturity may extend beyond one year.

Zero Coupon Securities
Zero coupon  securities do not pay interest or principal  until final maturity unlike debt securities that provide  periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero  coupon  securities  at a price below the amount  payable at  maturity.  The  difference  between the purchase price and the amount paid at maturity  represents  interest on the zero coupon
security.   Investors  must  wait  until  maturity  to  receive  interest  and principal,  which  increases  the  interest  rate and  credit  risks of a zero coupon security.

  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds.
Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury
STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank  instruments are unsecured  interest  bearing  deposits with banks.  Bank instruments include bank accounts, time deposits,  certificates of deposit and banker's  acceptances.  Yankee instruments are denominated in U.S. dollars and
issued  by  U.S.  branches  of  foreign  banks.   Eurodollar  instruments  are
denominated in U.S.  dollars and issued by non-U.S.  branches of United States or foreign banks.

Foreign Securities
Foreign  securities are securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

o     it is  organized  under the laws of, or has a principal  office  located in, another country;

o     the principal  trading market for its securities is in another  country;
      or

o     it (or its  subsidiaries)  derived  in its most  recent  fiscal  year at least 50% of its total assets,  capitalization,  gross revenue or profit from  goods  produced,  services  performed,  or sales  made in  another country.

Foreign  securities  are primarily  denominated in foreign  currencies.  Along with the risks normally  associated with domestic securities of the same type, foreign  securities  are  subject  to  currency  risks  and  risks of  foreign investing.

Depositary Receipts
Depositary receipts represent  interests in underlying  securities issued by a foreign company.  Depositary receipts are not traded in the same market as the underlying  security.  The foreign securities  underlying  American Depositary
Receipts  (ADRs) are traded outside the United  States.  ADRs provide a way to buy shares of  foreign-based  companies  in the United  States  rather than in overseas markets.  In addition,  ADRs are traded in U.S. dollars,  eliminating the need for foreign exchange transactions.  The foreign securities underlying
European  Depositary  Receipts (EDRs),  Global Depositary Receipts (GDRs), and
International  Depositary  Receipts (IDRs), are traded globally or outside the
United  States.  Depositary  receipts  involve  many  of  the  same  risks  of investing directly in foreign  securities,  including currency risks and risks of foreign investing.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets.  Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset.  Other derivative contracts
(such as swaps) require payments relating to the income or returns from the underlying asset.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.
In this case, the exchange sets all the terms of the contract except for the price.  Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.
Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.  Exchanges may limit the amount of open contracts permitted at any one time.  Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.  OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts.  In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and stock market risks, and may also expose the Fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types  of derivative contracts, including combinations thereof:

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
Futures contracts are considered to be commodity contracts.  The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.
Futures contracts traded OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures and index futures.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period.  The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses
(or exercises) the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy/sell the following types of options:

Call Options
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option.  The Fund may use call options in the following ways:

o     Buy call options on indices,  individual securities and index futures in anticipation  of an  increase  in the value of the  underlying  asset or instrument; and

o     Write call options on indices,  portfolio  securities  and index futures to generate  income from premiums,  and in anticipation of a decrease or only limited  increase in the value of the underlying  asset.  If a call written by the Fund is exercised,  the Fund foregoes any possible profit from an increase in the market  price of the  underlying  asset over the exercise price plus the premium received.

Put Options
A put option gives the holder the right to sell the underlying asset to the writer of the option.  The Fund may use put options in the following ways:

o     Buy put options on indices,  individual  securities and index futures in anticipation of a decrease in the value of the underlying asset; and

o     Write put options on indices,  portfolio securities and index futures to generate  income from premiums,  and in  anticipation  of an increase or only limited  decrease in the value of the underlying  asset. In writing puts,  there is a risk that the Fund may be required to take delivery of the  underlying  asset when its current  market  price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a  mutually  agreed upon time and price. The repurchase  price exceeds the sale price,  reflecting the  Fund's  return  on the  transaction.  This  return  is  unrelated  to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with banks and other recognized financial  institutions,  such as securities dealers, deemed creditworthy by the Adviser.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions
Delayed  delivery  transactions,   including  when  issued  transactions,  are
arrangements in which the Fund buys  securities for a set price,  with payment and delivery of the securities  scheduled for a future time. During the period between purchase and settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the transaction when it agrees to buy the  securities  and  reflects  their value in  determining  the price of its shares.  Settlement  dates may be a month or more after  entering into these  transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund.  Delayed delivery  transactions  also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio  securities to borrowers that the Fund's custodian deems  creditworthy.  In return,  the Fund receives cash or liquid  securities from  the  borrower  as  collateral.  The  borrower  must  furnish  additional collateral if the market value of the loaned securities  increases.  Also, the borrower  must  pay the Fund  the  equivalent  of any  dividends  or  interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in  securities of other  investment  companies, including the  securities of  affiliated  money market funds,  as an efficient means of carrying out its  investment  policies  and  managing its  uninvested cash. These other investment  companies are managed  independently of the Fund and incur  additional  expenses.  Therefore,  any such  investment by the Fund may be subject to duplicate expenses.  However,  the Adviser believes that the benefits and  efficiencies  of this approach  should  outweigh the  additional expenses.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating Federated fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.



INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Equity Securities Investment Risks

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Fixed-income Securities Investment Risks

Interest Rate Risks
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the
Fund will lose money.

Many fixed-income securities receive credit ratings from services such as
Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default.
Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
(the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price.
An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks Associated with Non-Investment Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

FOREIGN SECURITIES INVESTMENT RISKS

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.
Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Risks of Investing in Derivative Contracts
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated.  Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.
Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders.  Derivative contracts may also involve other risks described in the Prospectus or this SAI, such as stock market, interest rate, credit, liquidity and leverage risks.


Fundamental INVESTMENT Objective
  The investment objective of the Fund is to provide growth of income and capital. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash;
cash items; securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the
Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite  the securities of other issuers,  except that the
Fund may engage in  transactions  involving the  acquisition,  disposition  or resale  of its  portfolio  securities,  under  circumstances  where  it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Concentration
In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b)
financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Trust may make margin deposits in connection with its use of financial options and futures, forward and spot currency transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at the last sale price on the exchanges on which they are traded or in the over-the-counter market.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed-income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.
If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.


HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

Additional Payments to Financial Institutions
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While NASD regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial institution also may receive Service
Fees.

You can ask your financial institution for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial institutions.

Supplemental Payments
The Distributor may make supplemental payments to certain financial institutions that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial institution sells or may sell;
the value of client assets invested; or the type and nature of services or support furnished by the financial institution.

Processing Support Payments
The Distributor may make payments to financial institutions that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis;
payment of networking fees; and payment for ancillary services such as setting up funds on the financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments
The Distributor may make payments to certain financial institutions who sell
Federated fund shares through retirement plan programs.  A financial institution may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions
From time to time, the Distributor, at its expense, may provide additional compensation to financial institutions that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial institutions that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial institution-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial institutions and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial institutions.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements.
The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its
NAV. The portfolio securities will be selected in a manner that the Fund's
Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

As of December 2, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: National Financial
Services, New York, NY, owned approximately 1,925,643 Shares (5.01%); Bank
One Trust, Westerville, OH, owned approximately 2,517,276 Shares (6.55%);
Charles Schwab & Co., Inc., San Francisco, CA, owned approximately
2,833,184 Shares (7.37%); Bank One Trust, Westerville, OH, owned approximately 3,596,583 Shares (9.36%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis.
Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors
Tower, 1001 Liberty Avenue, Pittsburgh, PA.  As of December 31, 2003, the
Federated Fund Complex consisted of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated
Fund Complex and serves for an indefinite term.

As of December 2, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

         Name
      Birth Date                                                    Aggregate             Total
        Address             Principal Occupation(s) for Past       Compensation       Compensation
  Positions Held with        Five Years, Other Directorships        From Fund         From Fund and
         Fund                 Held and Previous Position(s)        (past fiscal      Federated Fund
  Date Service Began                                                  year)              Complex
                                                                                     (past calendar
                                                                                          year)

                           Principal Occupations: Chairman              $0                 $0
John F. Donahue*           and Director or Trustee of the
Birth Date: July 28,       Federated Fund Complex; Chairman
1924                       and Director, Federated Investors,
CHAIRMAN AND TRUSTEE       Inc.
Began serving:
December 1981              Previous Positions: Trustee,
                           Federated Investment Management
                           Company and Chairman and Director,
                           Federated Investment Counseling.

                           Principal Occupations: Principal             $0                 $0
J. Christopher Donahue*    Executive Officer and President of
Birth Date: April 11,      the Federated Fund Complex;
1949                       Director or Trustee of some of the
PRESIDENT AND TRUSTEE      Funds in the Federated Fund
Began serving: January     Complex; President, Chief
2000                       Executive Officer and Director,
                           Federated Investors, Inc.;
                           Chairman and Trustee, Federated
                           Investment Management Company;
                           Trustee, Federated Investment
                           Counseling; Chairman and Director,
                           Federated Global Investment
                           Management Corp.; Chairman,
                           Federated Equity Management
                           Company of Pennsylvania, Passport
                           Research, Ltd. and Passport
                           Research II, Ltd.; Trustee,
                           Federated Shareholder Services
                           Company; Director, Federated
                           Services Company.

                           Previous Positions: President,
                           Federated Investment Counseling;
                           President and Chief Executive
                           Officer, Federated Investment
                           Management Company, Federated
                           Global Investment Management Corp.
                           and Passport Research, Ltd.

                           Principal Occupations: Director or       $1,830.77           $148,500
Lawrence D. Ellis,         Trustee of the Federated Fund
M.D.*                      Complex; Professor of Medicine,
Birth Date: October        University of Pittsburgh; Medical
11, 1932                   Director, University of Pittsburgh
3471 Fifth Avenue          Medical Center Downtown;
Suite 1111                 Hematologist, Oncologist and
Pittsburgh, PA             Internist, University of
TRUSTEE                    Pittsburgh Medical Center.
Began serving: August
1987                       Other Directorships Held: Member,
                           National Board of Trustees,
                           Leukemia Society of America.

                           Previous Positions: Trustee,
                           University of Pittsburgh;
                           Director, University of Pittsburgh
                           Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

         Name
      Birth Date                                                    Aggregate             Total
        Address             Principal Occupation(s) for Past       Compensation       Compensation
  Positions Held with        Five Years, Other Directorships        From Fund         From Fund and
         Fund                 Held and Previous Position(s)        (past fiscal      Federated Fund
  Date Service Began                                                  year)              Complex
                                                                                     (past calendar
                                                                                          year)
                           Principal Occupation: Director or        $2,013.85           $163,350
Thomas G. Bigley           Trustee of the Federated Fund
Birth Date: February       Complex.
3, 1934
15 Old Timber Trail        Other Directorships Held:
Pittsburgh, PA             Director, Member of Executive
TRUSTEE                    Committee, Children's Hospital of
Began serving: October     Pittsburgh; Director, University
1995                       of Pittsburgh.

                           Previous Position: Senior Partner,
                           Ernst & Young LLP.

                           Principal Occupations: Director or       $2,013.85           $163,350
John T. Conroy, Jr.        Trustee of the Federated Fund
Birth Date: June 23,       Complex; Chairman of the Board,
1937                       Investment Properties Corporation;
Investment Properties      Partner or Trustee in private real
Corporation                estate ventures in Southwest
3838 North Tamiami         Florida.
Trail
Suite 402                  Previous Positions: President,
Naples, FL                 Investment Properties Corporation;
TRUSTEE                    Senior Vice President, John R.
Began serving:             Wood and Associates, Inc.,
November 1991              Realtors; President, Naples
                           Property Management, Inc. and
                           Northgate Village Development
                           Corporation.

                           Principal Occupation: Director or        $2,013.85           $163,350
Nicholas P.                Trustee of the Federated Fund
Constantakis               Complex.
Birth Date: September
3, 1939                    Other Directorships Held: Director
175 Woodshire Drive        and Member of the Audit Committee,
Pittsburgh, PA             Michael Baker Corporation
TRUSTEE                    (engineering and energy services
Began serving:             worldwide).
February 1998
                           Previous Position: Partner,
                           Anderson Worldwide SC.

                           Principal Occupation: Director or        $1,830.77           $148,500
John F. Cunningham         Trustee of the Federated Fund
Birth Date: March 5,       Complex.
1943
353 El Brillo Way          Other Directorships Held:
Palm Beach, FL             Chairman, President and Chief
TRUSTEE                    Executive Officer, Cunningham
Began serving: January     & Co., Inc. (strategic
1999                       business consulting); Trustee
                           Associate, Boston College.

                           Previous Positions: Director,
                           Redgate Communications and EMC
                           Corporation (computer storage
                           systems); Chairman of the Board
                           and Chief Executive Officer,
                           Computer Consoles, Inc.; President
                           and Chief Operating Officer, Wang
                           Laboratories; Director, First
                           National Bank of Boston; Director,
                           Apollo Computer, Inc.

                           Principal Occupation: Director or        $1,830.77           $148,500
Peter E. Madden            Trustee of the Federated Fund
Birth Date: March 16,      Complex; Management Consultant.
1942
One Royal Palm Way         Other Directorships Held: Board of
100 Royal Palm Way         Overseers, Babson College.
Palm Beach, FL
TRUSTEE                    Previous Positions:
Began serving:             Representative, Commonwealth of
November 1991              Massachusetts General Court;
                           President, State Street Bank and
                           Trust Company and State Street
                           Corporation (retired); Director,
                           VISA USA and VISA International;
                           Chairman and Director,
                           Massachusetts Bankers Association;
                           Director, Depository Trust
                           Corporation; Director, The Boston
                           Stock Exchange.

                           Principal Occupations: Director or       $2,013.85           $163,350
Charles F. Mansfield,      Trustee of the Federated Fund
Jr.                        Complex; Management Consultant;
Birth Date: April 10,      Executive Vice President, DVC
1945                       Group, Inc. (marketing,
80 South Road              communications and technology)
Westhampton Beach, NY      (prior to 9/1/00).
TRUSTEE
Began serving: January     Previous Positions: Chief
2000                       Executive Officer, PBTC
                           International Bank; Partner,
                           Arthur Young & Company (now
                           Ernst & Young LLP); Chief
                           Financial Officer of Retail
                           Banking Sector, Chase Manhattan
                           Bank; Senior Vice President, HSBC
                           Bank USA (formerly, Marine Midland
                           Bank); Vice President, Citibank;
                           Assistant Professor of Banking and
                           Finance, Frank G. Zarb School of
                           Business, Hofstra University.

                           Principal Occupations: Director or       $2,196.92           $178,200
John E. Murray, Jr.,       Trustee of the Federated Fund
J.D., S.J.D.               Complex; Chancellor and Law
Birth Date: December       Professor, Duquesne University;
20, 1932                   Partner, Murray, Hogue &
Chancellor, Duquesne       Lannis.
University
Pittsburgh, PA             Other Directorships Held:
TRUSTEE                    Director, Michael Baker Corp.
Began serving:             (engineering, construction,
February 1995              operations and technical services).

                           Previous Positions: President,
                           Duquesne University; Dean and
                           Professor of Law, University of
                           Pittsburgh School of Law; Dean and
                           Professor of Law, Villanova
                           University School of Law.

                           Principal Occupations:  Director         $1,830.77           $148,500
Marjorie P. Smuts          or Trustee of the Federated Fund
Birth Date: June 21,       Complex; Public
1935                       Relations/Marketing
4905 Bayard Street         Consultant/Conference Coordinator.
Pittsburgh, PA
TRUSTEE                    Previous Positions: National
Began serving:             Spokesperson, Aluminum Company of
February 1984              America; television producer;
                           President, Marj Palmer Assoc.;
                           Owner, Scandia Bord.

                           Principal Occupations:  Director         $1,830.77           $148,500
John S. Walsh              or Trustee of the Federated Fund
Birth Date: November       Complex; President and Director,
28, 1957                   Heat Wagon, Inc. (manufacturer of
2604 William Drive         construction temporary heaters);
Valparaiso, IN             President and Director,
TRUSTEE                    Manufacturers Products, Inc.
Began serving: January     (distributor of portable
2000                       construction heaters); President,
                           Portable Heater Parts, a division
                           of Manufacturers Products, Inc.

                           Previous Position: Vice President,
                           Walsh & Kelly, Inc.

OFFICERS**
------------------------------------------------------------------------------

Name
Birth Date
Address
Positions Held with Fund
----------------------------------     Principal Occupation(s) and Previous Position(s)
Date Service Began
                                       Principal Occupations: Executive Vice President
John W. McGonigle                      and Secretary of the Federated Fund Complex;
Birth Date: October 26, 1938           Executive Vice President, Secretary and
EXECUTIVE VICE PRESIDENT AND           Director, Federated Investors, Inc.
SECRETARY
Began serving: January 1982            Previous Positions: Trustee, Federated
                                       Investment Management Company and Federated
                                       Investment Counseling; Director, Federated
                                       Global Investment Management Corp., Federated
                                       Services Company and Federated Securities Corp.

                                       Principal Occupations: Principal Financial
Richard J. Thomas                      Officer and Treasurer of the Federated Fund
Birth Date: June 17, 1954              Complex; Senior Vice President, Federated
TREASURER                              Administrative Services.
Began serving: November 1998
                                       Previous Positions: Vice President, Federated
                                       Administrative Services; held various management
                                       positions within Funds Financial Services
                                       Division of Federated Investors, Inc.

                                       Principal Occupations: Vice Chairman or Vice
Richard B. Fisher                      President of some of the Funds in the Federated
Birth Date: May 17, 1923               Fund Complex; Vice Chairman, Federated
VICE PRESIDENT                         Investors, Inc.; Chairman, Federated Securities
Began serving: January 1982            Corp.

                                       Previous Positions: President and Director or
                                       Trustee of some of the Funds in the Federated
                                       Fund Complex; Executive Vice President,
                                       Federated Investors, Inc. and Director and Chief
                                       Executive Officer, Federated Securities Corp.

                                       Principal Occupations: Chief Investment Officer
Stephen F. Auth                        of this Fund and various other Funds in the
Birth Date: September 3, 1956          Federated Fund Complex; Executive Vice
CHIEF INVESTMENT OFFICER               President, Federated Investment Counseling,
Began serving: November 2002           Federated Global Investment Management Corp.,
                                       Federated Equity Management Company of
                                       Pennsylvania and Passport Research II, Ltd.

                                       Previous Positions: Executive Vice President,
                                       Federated Investment Management Company, and
                                       Passport Research, Ltd.; Senior Vice President,
                                       Global Portfolio Management Services Division;
                                       Senior Vice President, Federated Investment
                                       Management Company and Passport Research, Ltd.;
                                       Senior Managing Director and Portfolio Manager,
                                       Prudential Investments.

--------------------------------------------------------------------------------------------

Kevin R. McCloskey                     Kevin R. McCloskey has been the Fund's Portfolio
----------------------------------     Manager since October 1999. He is Vice President
 Birth Date: May 12, 1966              of the Fund. Mr. McCloskey joined Federated in
 VICE PRESIDENT                        in 1999 as a Portfolio Manager and is a Vice
 Began serving: November 2002          President of the Fund's Adviser. From September
                                       1994 to July 1999, he served as a portfolio
                                       manager, and from January 1994 to September
                                       1994, he served as an investment/quantitative
                                       analyst at Killian Asset Management Corporation.
                                       Mr. McCloskey is a Chartered Financial Analyst.
                                       He received his M.B.A. from the University of
                                       Dayton.

**    Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------

COMMITTEES OF THE BOARD
                                                                                         Meetings
-------------     Committee                                                                Held
                  Members                  Committee Functions                          During Last
Board                                                                                   Fiscal Year
Committee
Executive                                  In between meetings of the full Board, the      Four
                  John F. Donahue          Executive Committee generally may exercise
                  John E. Murray,          all the powers of the full Board in the
                  Jr., J.D., S.J.D.        management and direction of the business
                                           and conduct of the affairs of the Trust in
                                           such manner as the Executive Committee
                                           shall deem to be in the best interests of
                                           the Trust.  However, the Executive
                                           Committee cannot elect or remove Board
                                           members, increase or decrease the number
                                           of Trustees, elect or remove any Officer,
                                           declare dividends, issue shares or
                                           recommend to shareholders any action
                                           requiring shareholder approval.

Audit                                      The purposes of the Audit Committee are to       Six
                  Thomas G. Bigley         oversee the accounting and financial
                  John T. Conroy, Jr.      reporting process of the Fund, the Fund`s
                  Nicholas P.              internal control over financial reporting,
                  Constantakis             and the quality, integrity and independent
                  Charles F.               audit of the Fund`s financial statements.
                  Mansfield, Jr.           The Committee also oversees or assists the
                                           Board with the oversight of compliance
                                           with legal requirements relating to those
                                           matters, approves the engagement and
                                           reviews the qualifications, independence
                                           and performance of the Fund`s independent
                                           auditors, acts as a liaison between the
                                           independent auditors and the Board and
                                           reviews the Fund`s internal audit function.

Nominating                                                                                  One
                  Thomas G. Bigley         The Nominating Committee, whose members
                  John T. Conroy, Jr.      consist of all Independent  Trustees,
                  Nicholas P.              selects and nominates persons for election
                  Constantakis             to the Fund`s Board when vacancies occur.
                  John F. Cunningham       The Committee will consider candidates
                  Peter E. Madden          recommended by shareholders, Independent
                  Charles F.               Trustees, officers or employees of any of
                  Mansfield, Jr.           the Fund`s agents or service providers and
                  John E. Murray, Jr.      counsel to the Fund. Any shareholder who
                  Marjorie P. Smuts        desires to have an individual considered
                  John S. Walsh            for nomination by the Committee must
                                           submit a recommendation in writing to the
                                           Secretary of the Fund, at the Fund 's
                                           address appearing on the back cover of
                                           this Statement of Additional Information.
                                           The recommendation should include the name
                                           and address of both the shareholder and
                                           the candidate and detailed information
                                           concerning the candidate's qualifications
                                           and experience. In identifying and
                                           evaluating candidates for consideration,
                                           the Committee shall consider such factors
                                           as it deems appropriate.  Those factors
                                           will ordinarily include:  integrity,
                                           intelligence, collegiality, judgment,
                                           diversity, skill, business and other
                                           experience, qualification as an
                                           "Independent Trustee," the existence of
                                           material relationships which may create
                                           the appearance of a lack of independence,
                                           financial or accounting knowledge and
                                           experience, and dedication and willingness
                                           to devote the time and attention necessary
                                           to fulfill Board responsibilities.

Board ownership of shares in the fund and in the federated family of
Investment companies AS OF DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
                                                                                          Aggregate
                                                                                    Dollar Range of
                                                     Dollar Range of                Shares Owned in
Interested                                              Shares Owned            Federated Family of
Board Member Name                                            in Fund           Investment Companies
John F. Donahue                                        Over $100,000                  Over $100,000
J. Christopher Donahue                                 Over $100,000                  Over $100,000
Lawrence D. Ellis, M.D.                                Over $100,000                  Over $100,000

Independent
Board Member Name                               --------------------

Thomas G. Bigley                                                None                  Over $100,000
John T. Conroy, Jr.                                             None                  Over $100,000
Nicholas P. Constantakis                                        None                  Over $100,000
John F. Cunningham                                              None                  Over $100,000
Peter E. Madden                                                 None                  Over $100,000
Charles F. Mansfield, Jr.                                       None             $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                               None                  Over $100,000
Marjorie P. Smuts                                       $1 - $10,000                  Over $100,000
John S. Walsh                                                   None                  Over $100,000

---------------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive or reimburse the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 1.00% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract.  The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the
Adviser.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation:  the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund;
performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the
Adviser's service and fee.  The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the
Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities;
the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and
relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds'
administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute
Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the
Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.
In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the
Proxy Committee (and may make any determinations required to implement the
Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the
Proxy Committee will provide specific direction to IRRC.  The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy
Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or
Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested
Company to a member of the Proxy Committee, and must inform the Interested
Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an Interested
Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy
Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an
Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an
Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the
Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser
(or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through Federated's website.  Go to www.federatedinvestors.com; select "Products;" select the
Fund; then use the link to "Prospectuses and Regulatory Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES

Information concerning the Fund's portfolio holdings is available in the
"Products" section of the Federated Investors website at
www.federatedinvestors.com.  A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter.  Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly)
is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include identification of the
Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.  To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Funds' fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on
"Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the
Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance
Officer of the Fund.  .

The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the
Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below).  The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The
Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the
Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the
Fund.  Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.


On October 31, 2004, the Fund owned securities of the following regular broker/dealers:

--------------------------------------------------------

   Name of Broker/Dealer     Value of Securities Owned
--------------------------------------------------------
--------------------------------------------------------

       Morgan Stanley               $27,491,529
--------------------------------------------------------
--------------------------------------------------------

         Citigroup                  $46,464,264
--------------------------------------------------------
--------------------------------------------------------

      JP Morgan Chase               $51,747,160
--------------------------------------------------------


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, October 31, 2004, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $713,194,185 for which the Fund paid $996,389 in brokerage commissions.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all
Federated funds as specified below:

                                       Average Aggregate Daily
 Maximum Administrative Fee               Net Assets of the
                                           Federated Funds
        0.150 of 1%                    on the first $5 billion
        0.125 of 1%                     on the next $5 billion
        0.100 of 1%                    on the next $10 billion
        0.075 of 1%                   on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the
Fund are held by foreign banks participating in a network coordinated by
State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT registered public accounting firm
The independent registered public accounting firm for the Fund, Deloitte
& Touche LLP, conducts its audits in accordance with the standards of the
Public Company Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended
October 31                          2004                2003            2002

Advisory Fee Earned              $9,428,590          $8,516,647     $10,176,908
Advisory Fee Reduction               0                    0              0
Advisory Fee Reimbursement         2,120                3,751          7,723
Brokerage Commissions            1,213,467            1,411,919       778,554
Administrative Fee               1,054,556             926,420       1,142,211
Shareholder Services Fee         1,929,707               --              --

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.
------------------------------------------------------------------------------



HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of
Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended October 31, 2004.

Yield is given for the 30-day period ended October 31, 2004.

                          30-Day       1 Year   5 Years  10 Years
                          Period
Total Return
  Before Taxes             N/A         10.24%    2.35%   11.08%
  After Taxes on           N/A         9.84%     1.31%    8.79%
  Distributions
  After Taxes on           N/A
  Distributions and                    6.72%     1.54%    8.54%
  Sale of Shares
Yield                     1.22%         N/A       N/A      N/A

------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper,  Inc.  ranks funds in various fund  categories  by making  comparative calculations using total return.  Total return assumes the reinvestment of all capital gains  distributions  and income  dividends and takes into account any change in offering price over a specific period of time.

Dow Jones Industrial Average (DJIA)
The DJIA represents share prices of selected blue-chip corporations.  The DJIA indicates daily changes in the average price of stocks of these  corporations.
Because it  represents  the top  corporations  of  America,  the DJIA's  index movements are leading economic indicators for the stock market as a whole.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P
500)
The S&P 500 is a composite index of common stocks in industry, transportation, and financial and public utility companies.

It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in S&P 500 figures.

S&P 500/Barra Value Index
The S&P 500/Barra Value Index is a market capitalization- weighted index of the stocks in the S&P 500 having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

Morningstar, Inc.
Morningstar,  Inc., an  independent  rating  service,  is the publisher of the bi-weekly  Mutual  Fund  Values,  which  rates more than  1,000  NASDAQ-listed mutual  funds of all types,  according  to their  risk-adjusted  returns.  The maximum rating is five stars and ratings are effective for two weeks.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2003, Federated managed 14 bond funds with approximately $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The
Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 32 years' experience. As of
December 31, 2003, Federated managed 36 equity funds totaling approximately
$25.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles.  Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2003, Federated managed 11 money market funds and 4 bond funds with assets approximating $61.7 billion and $3.4 billion, respectively.  Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983,
Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2003, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion,
$0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day.
Federated introduced the first U.S. government fund to invest in U.S.
government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of
December 31, 2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion,
$20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed-income - Mary Jo Ochson and
Robert J. Ostrowski are responsible for overseeing the management of
Federated's domestic and international fixed-income and high yield products;
and Money Markets - Deborah A. Cunningham is responsible for overseeing the management of Federated's money market fund products.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers.

Bank Marketing
Other   institutional   clients  include  more  than  1,600  banks  and  trust
organizations.  Virtually  all of the  trust  divisions  of the top  100  bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by
DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement.


FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31,
2004 are incorporated herein by reference to the Annual Report to
Shareholders of Federated Stock Trust dated October 31, 2004.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

ADDRESSES

Federated Stock Trust

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


                                                                      Appendix

      The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Custodian

State Street Bank and Trust Company

Securities Lending Agent

State Street Bank and Trust Company

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Reed Smith LLP
Dickstein, Shapiro, Morin & Oshinsky LLP

Service Providers

Bloomberg
Factset
Institutional Shareholder Services, Inc.
Investor Responsibility Research Center
Vestek
Wilshire Associates, Inc.

Security Pricing Services

FT Interactive Data
Reuters

Ratings Agencies

Standard & Poor's

Performance Reporting/Publications

Evaluation Associates
Fidelity-Strategic Advisors
Lipper
Morningstar
NASDAQ
Thompson Financial
Value Line
Wiesenberger/Thompson Financial

Other

ICI


PART C.     OTHER INFORMATION

Item 22.    Exhibits:
            --------

            (a)               Conformed copy of the Amended and
                              Restated Declaration of Trust of
                              the Registrant; (18)
                  (i)         Conformed copy of Amendment No. 4
                              to the Amended and Restated
                              Declaration of Trust dated May 19,
                              2000; (18)
            (b)               Copy of the Amended and Restated
                              By-Laws of the Registrant; (17)
                  (i)         Copy of Amendment Nos. 6-8 to the
                              By-Laws of the Registrant; (17)
                  (ii)        Copy of Amendment No. 9 to the By-Laws of the Registrant; (20)
                  (iii)       Copy of Amendment No. 10 to the By-Laws of the Registrant; (21)
            (c)               Copy of Specimen Certificate for
                              Shares of Beneficial Interest of
                              the Registrant; (13)
            (d)               Conformed copy of Investment
                              Advisory Contract of the
                              Registrant; (13)
                  (i)         Conformed copy of Amendment to
                              Investment Advisory Contract dated
                              June 1, 2001; (19)
                  (ii)        Conformed copy of Assignment of
                              Investment Advisory Agreement dated
                              January 1, 2004; (22)
            (e)   (i)         Conformed copy of the Distributor's
                              Contract; (13)
                  (ii)        Conformed copy of Amendment to Distributor's Contract dated
                              June 1, 2001; (19)
                  (iii)       Conformed copy of Amendment to Distributor's Contracts dated
                              October 1, 2003; (21)
                  (iv)        The Registrant hereby incorporates
                              the conformed copy of the specimen
                              Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual
                              Funds Service Agreement from Item
                              24(b)(6) of the Cash Trust Series
                              II Registration Statement on Form
                              N-1A, filed with the Commission on
                              July 24,1995. (File Number 33-38550
                              and 811-6269).
            (f)               Not applicable;
            (g)   (i)         Conformed copy of the Custodian
                              Agreement of the Registrant; (12)
                  (ii)        Conformed copy of Custodian Fee
                              Schedule; (15)
            (h)   (i)         Conformed copy of Amended and
                              Restated Shareholder Services
                              Agreement; (15)
                  (ii)        Conformed Copy of Amended and
                              Restated Agreement for Fund
                              Accounting Services, Administrative
                              Services, Shareholder Transfer
                              Agency Services and Custody
                              Services Procurement; (17)
                  (iii)       Conformed Copy of Amendment to
                              Agreement for fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services, and
                              Custody Services Procurement; (19)
                  (iv)        The Registrant hereby incorporates
                              by reference the conformed copy of
                              the Shareholder Services
                              Sub-Contract between Fidelity and
                              Federated Shareholder Services from
                              Item 24(b)(9)(iii) of the Federated
                              GNMA Trust Registration Statement
                              on Form N-1A, filed with the
                              Commission on March 26, 1996 (File
                              Nos. 2-75670 and 811-3375).
                  (v)         The responses described in Item
                              23(e)(iv) are hereby incorporated
                              by reference.
                  (vi)        The Registrant hereby incorporates
                              the conformed copy of Amendment No.
                              2 to the Amended & Restated
                              Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services Procurement form
                              Itme 12(h)(v) of the Federated U.S.
                              Government Securities: 2-5 Years
                              Registration Statement on Form N-1A
                              filed with the Commission on March
                              30, 2004. (File Nos. 2-75769 and
                              811-3387);
                  (vii)       The Registrant hereby incorporates
                              the conformed copy of Amendment No.
                              3 to the Amended & Restated
                              Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Procurement from Item 23
                              (h)(v) of the Federated U.S.
                              Government Securities: 2-5 Years
                              Registration Statement on Form N-1A
                              filed with the Commission on March
                              30, 2004. (File Nos. 2-75769 and
                              811-3387);
                  (viii)      The Registrant hereby incoprporates
                              by reference the conformed copoy of
                              the Agreement for Administrative
                              Services from Itme 23 (h)(vix) of
                              the Federated Index Trust
                              Registration Statement on Form
                              N-1a, filed tihe the Commission on
                              December 30, 2003.  (File Nos.
                              33-33852 and 811-6061;
                  (ix)        The Registrant hereby incorporates
                              the conformed copy of the Second
                              Amended and Restated Services
                              Aggrement, with attached Schedule 1
                              revised 6/60/2004, from Item
                              (h)(vii) of the Cash Trust Series,
                              Inc. Registration Statement on Form
                              N-1A, filed with the Commission on
                              July 29, 2004.  (File Nos. 33-29838
                              & 811-5843);

                  (x)         The Registrant hereby incorporates
                              the conformed copy of the
                              Finanacial Administration and
                              Accounting SErvides Agreement, with
                              attached Exhibit A revised
                              6/30/2004, form Itme (h)(viii) of
                              The Cahs Trust Series, Inc.
                              Registration Statement on Form N-1A
                              filed with the Commission on July
                              29, 2004. (File Nos. 33-29838 &
                              811-5843)
            (i)               Conformed copy of the Opinion and
                              Consent of Counsel as to legality
                              of shares being registered; (12)
            (j)               Conformed copy of Consent of
                              Independent Auditors; +
            (k)               Not applicable;
            (l)               Conformed Copy of the Initial
                              Capital Understanding; (13)
            (m)               Not applicable;
            (n)               Not applicable;
            (o)   (i)         Conformed copy of Power of Attorney
                              of the Registrant; (18)
                  (ii)        Conformed copy of Power of Attorney
                              of Chief Investment Officer of the
                              Registrant; (20)
            (p)               The Registrant hereby incorporates
                              the conformed copy of the Code of
                              Ethics for Access Persons from Item
                              23(p) of the Money Market
                              Obligations Trust, Registration
                              Statement on Form N-1A filed with
                              the Commission on February 26,
                              2004. (File Nos. 33-31602 and
                              811-5950).

------------------------------------------------------------------
+     All exhibits have been filed electronically.
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed on
      December 22, 1988. (File Nos. 2-75756 and 811-3385)
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 23 on Form N-1A filed on
      December 27, 1994. (File Nos. 2-75756 and 811-3385)
13.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 25 on Form N-1A filed on
      December 21, 1995. (File Nos. 2-75756 and 811-3385)
15.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 28 on Form N-1A filed on
      October 24, 1997. (File Nos. 2-75756 and 811-3385)
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 30 on Form N-1A filed on
      October 30, 1998. (File Nos. 2-75756 and 811-3385)
18.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 33 on Form N-1A filed on
      December 27, 2000. (File Nos. 2-75756 and 811-3385)
19.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 34 on Form N-1A filed on
      December 21, 2001. (File Nos. 2-75756 and 811-3385)
20.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 35 on Form N-1A filed on
      December 24, 2002. (File Nos. 2-75756 and 811-3385)
21.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 36 on Form N-1A filed on
      December 30, 2003. (File Nos. 2-75756 and 811-3385)
22.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 37 on Form N-1A filed on
      October 15, 2004. (File Nos. 2-75756 and 811-3385)

Item 23.    Persons Controlled By or Under Common Control with
            ---------------------------------------------------
            the Fund:
            --------

            None

Item 24.    Indemnification: (8)
            ---------------
Item 25.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?"
            in Part A. The affiliations with the Registrant of one of
            the Trustees and one of the Officers of the investment
            adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the
            Fund?"  The remaining Trustees of the investment adviser
            and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson & Company, L.L.C. and Partner, Wilson,
            Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box
            2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer

and Trustee:                                    Keith M. Schappert

Executive Vice President:                       Stephen F. Auth

Senior Vice Presidents:                         Linda A. Duessel

                                                James E. Grefenstette

Vice Presidents:                                G. Andrew Bonnewell

                                                David P. Gilmore

                                                John W. Harris

                                                Steven Lehman

                                                Kevin McClosky

                                                John L. Nichol

Assistant Vice Presidents:                      Angela A. Kohler

                                                Dana Meissner

                                                Michael R. Tucker

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the
            investment adviser is Federated Investors Tower, 1001
            Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These
            individuals are also officers of a majority of the
            investment advisers to the investment companies in the
            Federated Fund Complex described in Part B of this
            Registration Statement.

Item 26.    Principal Underwriters:
            -----------------------

            (a)   Federated  Securities  Corp. the  Distributor for
                  shares  of  the  Registrant,  acts  as  principal
                  underwriter    for   the    following    open-end
                  investment companies, including the Registrant:

                  Cash Trust  Series,  Inc.;  Cash Trust Series II;
                  Federated   Adjustable  Rate   Securities   Fund;
                  Federated    American    Leaders   Fund,    Inc.;
                  Federated  Core Trust;  Federated  Core Trust II,
                  L.P.;  Federated  Equity Funds;  Federated Equity
                  Income  Fund,   Inc.;   Federated   Fixed  Income
                  Securities,    Inc.;    Federated   GNMA   Trust;
                  Federated  Government  Income  Securities,  Inc.;
                  Federated   High   Income   Bond   Fund,    Inc.;
                  Federated  High  Yield  Municipal   Income  Fund;
                  Federated  High  Yield  Trust;  Federated  Income
                  Securities   Trust;   Federated   Income   Trust;
                  Federated  Index Trust;  Federated  Institutional
                  Trust;  Federated  Insurance  Series;   Federated
                  International     Series,     Inc.;     Federated
                  Investment   Series   Funds,   Inc.;    Federated
                  Limited    Duration    Government   Fund,   Inc.;
                  Federated    Managed    Allocation    Portfolios;
                  Federated  Municipal High Yield  Advantage  Fund,
                  Inc.;   Federated   Municipal   Securities  Fund,
                  Inc.;   Federated  Municipal   Securities  Income
                  Trust;  Federated Premier Intermediate  Municipal
                  Income Fund;  Federated  Premier Municipal Income
                  Fund;   Federated   Short-Term  Municipal  Trust;
                  Federated  Stock and Bond Fund,  Inc.;  Federated
                  Stock Trust;  Federated  Total Return  Government
                  Bond Fund;  Federated Total Return Series,  Inc.;
                  Federated U.S.  Government  Bond Fund;  Federated
                  U.S.  Government   Securities  Fund:  1-3  Years;
                  Federated U.S.  Government  Securities  Fund: 2-5
                  Years;  Federated World Investment Series,  Inc.;
                  Intermediate   Municipal   Trust;   Edward  Jones
                  Money  Market  Fund;  Money  Market   Obligations
                  Trust;  Regions  Morgan  Keegan  Select Funds and
                  SouthTrust Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher

President-Institutional

Sales and Director:           John B. Fisher

Executive Vice

Vice President, Assistant

Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer

And Director:                 James F. Getz

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss

                              Richard W. Boyd

                              Laura M. Deger

                              Peter W. Eisenbrandt

                              Theodore Fadool, Jr.

                              Christopher Fives

                              James S. Hamilton

                              James M. Heaton

                              H. Joseph Kennedy

                              Amy Michaliszyn

                              Keith Nixon

                              Solon A. Person, IV

                              Ronald M. Petnuch

                              Thomas E. Territ

                              Robert F. Tousignant

                              Paul Uhlman

Vice Presidents:              Irving Anderson

                              Dan Berry

                              John B. Bohnet

                              Edward R. Bozek

                              Jane E. Broeren-Lambesis

                              Brian Burke

                              Craig Burness

                              David J. Callahan

                              Mark Carroll

                              Dan Casey

                              Scott Charlton

                              Steven R. Cohen

                              Mary J. Combs

                              James Conely

                              R. Edmond Connell, Jr.

                              Kevin J. Crenny

                              Daniel T. Culbertson

                              G. Michael Cullen

                              Beth C. Dell

                              Robert J. Deuberry

                              Ron Dorman

                              William C. Doyle

                              Donald C. Edwards

                              Lee England

                              Timothy Franklin

                              Jamie Getz

                              Joseph D. Gibbons

                              J. Todd Glickson

                              G. Tad Gullickson

                              Scott Gundersen

                              Dayna C. Haferkamp

                              Raymond J. Hanley

                              Vincent L. Harper, Jr.

                              Bruce E. Hastings

                              Teresa M. Johnson

                              Christopher L. Johnston

                              William Kastrol

                              Stephen Kittel

                              Michael W. Koenig

                              Ed Koontz

                              Theodore J. Kravits, Jr.

                              Christopher A. Layton

                              Michael H. Liss

                              Michael R. Manning

                              Martin J. McCaffrey

                              Mary A. McCaffrey

                              Richard C. Mihm

                              Chris Milliken

                              Vincent T. Morrow

                              Alec H. Neilly

                              Rebecca Nelson

                              James E. Ostrowski

                              Thomas A. Peter III

                              Raleigh Peters

                              Robert F. Phillips

                              Josh Rasmussen

                              Richard A. Recker

                              Christopher Renwick

                              Diane M. Robinson

                              Brian S. Ronayne

                              Timothy A. Rosewicz

                              Thomas S. Schinabeck

                              Edward J. Segura

                              Peter Siconolfi

                              Edward L. Smith

                              John A. Staley

                              Colin B. Starks

                              Jeffrey A. Stewart

                              Kevin Stutz

                              William C. Tustin

                              G. Walter Whalen

                              Stephen White

                              Patrick M. Wiethorn

                              Edward J. Wojnarowski

                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma

                              Robert W. Bauman

                              Charles L. Davis, Jr.

                              Brian F. Palusa

                              William Rose

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

      All accounts and records required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and Rules
31a-1 through 31a-3 promulgated
thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment and Asset
                                    Management Group
                                    (IMG)
                                    Federated Investors Tower
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for Service at above address)

Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7000

Federated Shareholder
Services Company                    P.O. Box 8600
("Transfer Agent and Dividend       Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Federated Investment Management     Federated Investors Tower
Company ("Adviser")                 1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

State Street Bank and
Trust Company                       P.O. Box 8600
("Custodian")                       Boston, MA  02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c)
of the 1940 Act with  respect to the  removal  of  Trustees  and the  calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant, FEDERATED STOCK TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned,  duly  authorized,  in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 29th December 2004.

                             FEDERATED STOCK TRUST
                        BY: /s/ Nelson W. Winter
                        Nelson W. Winter, Assistant Secretary
                        December 29, 2004

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                             TITLE                  DATE

By: /s/ Nelson W. Winter         Attorney In Fact      December 29, 2004
Nelson W. Winter                 For the Persons
ASSISTANT SECRETARY              Listed Below

     NAME                             TITLE

John F. Donahue*                      Chairman and Trustee

J. Christopher Donahue*               President and Trustee
                                      (Principal Executive Officer)

Richard J. Thomas*                    Treasurer
                                      (Principal Financial Officer)

Stephen F. Auth*                      Chief Investment Officer

Thomas G. Bigley*                     Trustee

John T. Conroy, Jr.*                  Trustee

Nicholas P. Constantakis*             Trustee

John F. Cunningham*                   Trustee

Lawrence D. Ellis, M.D.*              Trustee

Peter E. Madden*                      Trustee

Charles F. Mansfield, Jr.             Trustee

John E. Murray, Jr.*                  Trustee

Marjorie P. Smuts*                    Trustee

John S. Walsh*                        Trustee

* By Power of Attorney